AETNA SERIES FUND, INC.

                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA SERIES FUND, INC. CLASS A, B AND C PROSPECTUS AND CLASS I PROSPECTUS, THE BROKERAGE CASH RESERVES PROSPECTUS, THE AETNA INDEX PLUS PROTECTION FUND PROSPECTUS, AND THE AETNA SMALL COMPANY FUND PROSPECTUS, EACH DATED MARCH 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH EACH PROSPECTUS AND THE SUPPLEMENT DATED JULY 30, 2001 TO THE CLASS A, B, C AND I PROSPECTUSES AND THE AETNA INDEX PLUS PROTECTION FUND PROSPECTUS.

In December 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to Aetna Series Fund, Inc. (the "Company," the series of which are referred to herein as the "Funds"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Board of Directors of the Company (the "Board") approved several measures proposed by ING to integrate the Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Board has called a meeting of shareholders of the Funds to be held on February 20, 2002. At this meeting, shareholders of the Funds will be asked to approve certain proposals in connection with the integration, as described below. SHAREHOLDERS WHO OWNED SHARES OF ANY OF THE FUNDS AS OF THE CLOSE OF BUSINESS ON DECEMBER 12, 2001 ARE ELIGIBLE TO VOTE ON THESE PROPOSALS, AND WILL RECEIVE A PROXY STATEMENT DISCUSSING THE PROPOSALS IN DETAIL. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

---------------------------------------- -------------------------------------------- ----------------------------------
PROPOSAL                                 AFFECTED FUNDS                               EFFECTIVE DATE IF APPROVED
---------------------------------------- -------------------------------------------- ----------------------------------
Approval of a new Investment             All Funds                                    March 1, 2002
Management Agreement between each Fund
and ING Investments

---------------------------------------- -------------------------------------------- ----------------------------------
Approval of new Sub-advisory             All Funds except Aetna Technology Fund       March 1, 2002
Agreements between ING Investments and
Aeltus

---------------------------------------- -------------------------------------------- ----------------------------------
Approval of a new Sub-advisory           Aetna Technology Fund                        March 1, 2002
Agreement between ING Investments and
Elijah Asset Management, LLC ("Elijah")
---------------------------------------- -------------------------------------------- ----------------------------------


If the proposals set forth above are approved by shareholders, effective March 1, 2002, ING Investments will become the investment advisor to the Funds, and Aeltus will become the investment sub-advisor to the Funds, except for Aetna Technology Fund, for which Elijah will remain the sub-advisor. These changes will generally not result in a change in the actual portfolio management personnel who manage your Fund. While Aeltus would become the sub-advisor rather than the advisor to the Funds (except Aetna Technology Fund), Aeltus will continue to have responsibility for day-to-day portfolio management of the Funds (except Aetna Technology Fund) and Elijah will continue to have responsibility for the day-to-day management of Aetna Technology Fund.

The advisory fees paid by your Fund will not change. The annual advisory fees paid by each Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, each Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus or Elijah, as applicable, a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. The sub-advisory fee paid to Elijah will not change.

ING Investments would enter into expense limitation agreements that would limit the expenses of each of the Funds that are currently subject to expense limitation arrangements ("Subsidized Funds"). The expense limits under the new agreements would be at the same level as is now in effect.

The new expense limitation agreements would become effective on March 1, 2002, subject to shareholder approval of the proposals set forth above. ING Investments would be responsible for the cost of the ordinary expenses of the Subsidized Funds that exceed the expense limits, and would be entitled to receive any potential recoupment, as described below. ING Investments would waive its fees or assume other expenses so that the total annual ordinary operating expenses of the Subsidized Funds currently subject to expense limitation agreements do not exceed the present expense limitations, excluding interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the members of the Boards who are not "interested persons" of ING Investments or its affiliates, as defined in the Investment Company Act of 1940, as amended ("Independent Directors").

Under the proposed new expense limitation agreements, unlike those currently in place, extraordinary expenses and the expenses of counsel to the Independent Directors are not covered in the expenses that the advisor would bear if expenses exceed the prescribed limits. In addition, under the new expense limitation agreements, unlike those currently in place, each Fund will, within three years of any waiver or expense assumption by ING Investments, reimburse ING Investments for management fees waived and other expenses assumed, but only if, after such reimbursement, the Fund's expense ratio does not exceed the prescribed percentage limitation.

If any measure is not approved by shareholders, Aeltus may continue to serve as the investment advisor, or alternatively, ING Investments may nonetheless serve as investment advisor to that Fund at the lesser of the fees that would be paid under the proposed management agreement or ING Investment's cost to render services to the Fund, until such time as the Board determines an appropriate course of action.

ADDITIONAL PROPOSALS

At the meeting, shareholders will also be asked to approve the following proposals that are unrelated to the integration efforts. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

--------------------------------------------- ------------------------------------- ----------------------------------
PROPOSAL                                      AFFECTED FUNDS                        EFFECTIVE DATE IF APPROVED

--------------------------------------------- ------------------------------------- ----------------------------------
Approval of the modification of fundamental   Aetna International Fund              March 1, 2002
investment objective

--------------------------------------------- ------------------------------------- ----------------------------------
Approval of Amended and Restated Articles     All Funds                             March 1, 2002
of Incorporation
--------------------------------------------- ------------------------------------- ----------------------------------

Shareholders of Aetna International Fund are being asked to approve a modification to its investment objective to permit additional flexibility in managing the Fund's assets by enhancing the Fund's ability to invest in the securities of North American, non-U.S. companies. Because the Fund's investment objective is fundamental, shareholder approval is required to change it. If approved, effective March 1, 2002, the Fund's investment objective will read:

          "The Aetna International Fund seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Aetna International Fund will not target any given level of current income."

Additionally, the Board has approved changes to the investment policies of Aetna International Fund. As a result, effective March 1, 2002 the principal investment strategy for Aetna International Fund will be:

         "Under normal market conditions, International invests at least 65% of its total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock."

Shareholders are being asked to approve revisions to the Company's Articles of Incorporation to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus.

ADDITIONAL INTEGRATION RELATED MEASURES

The Board has also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

----------------------------------------------- -------------------------------------- --------------------------------------
MEASURES APPROVED BY THE BOARD                  AFFECTED FUNDS                         EFFECTIVE DATE

----------------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Securities, Inc. as      All Funds                              January 2, 2002
the distributor of the Funds (effective March
1, 2002, the name of ING Pilgrim Securities,
Inc. will change to ING Funds Distributor,
Inc.)

----------------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Group, LLC as the        Aetna Bond Fund, Aetna Government      April 1, 2002
administrator to the Funds                      Fund and Aetna Money Market Fund

----------------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Group, LLC as the        All Funds except Aetna Bond Fund,      May 1, 2002
administrator to the Funds                      Aetna Government Fund and Aetna
                                                Money Market Fund

----------------------------------------------- -------------------------------------- --------------------------------------
Changing the custody and fund accounting        Aetna Bond Fund, Aetna Government      April 1, 2002
arrangements to integrate the "back office"     Fund and Aetna Money Market Fund
or operational aspects of the Aetna Funds and
the Pilgrim Funds

----------------------------------------------- -------------------------------------- --------------------------------------
Changing the custody and fund accounting        All Funds except Aetna Bond Fund,      May 1, 2002
arrangements to integrate the "back office"     Aetna Government Fund and Aetna
or operational aspects of the Aetna Funds and   Money Market Fund
the Pilgrim Funds

----------------------------------------------- -------------------------------------- --------------------------------------

----------------------------------------------- -------------------------------------- --------------------------------------
Increasing the contingent deferred sales        All Funds offering Class A shares      March 1, 2002
charge ("CDSC") for Class A share purchases
of at least $1 million but less than $2.5
million in the second year after purchase
from 0.50% to 1.00%

----------------------------------------------- -------------------------------------- --------------------------------------
Decreasing the duration of the CDSC on Class    All Funds offering Class A shares      March 1, 2002
A share purchases of $2.5 million or more
from 2 years to 1 year

----------------------------------------------- -------------------------------------- --------------------------------------
Decreasing the duration of the CDSC on Class    All Funds offering Class C shares      March 1, 2002
C share purchases from 1.5
years to 1 year

----------------------------------------------- -------------------------------------- --------------------------------------
Expanding the exchange privileges of the Funds  All Funds                              March 4, 2002
----------------------------------------------- -------------------------------------- --------------------------------------

The changes to the CDSC schedules described above apply to shares purchased after March 1, 2002. Shares purchased prior to March 1, 2002 are subject to the current CDSC schedules described in the prospectus.

EXPANDED EXCHANGE PRIVILEGES

As of March 4, 2002 shareholders of the Funds may exchange shares of their Fund for shares of the same class of any other registered investment company ("fund") advised by ING Investments, with certain exceptions (each such fund is referred to herein as an "ING Fund"), without paying any additional sales charge, except that Class A shares of the Aetna Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. Shareholders should carefully review the prospectus of the ING Fund they intend to exchange into before exchanging their shares. Shareholders may obtain a copy of any ING Fund prospectus by calling
(800) 992-0180.

As of March 1, 2002, the Aetna Funds and the Pilgrim Funds will be called "ING Funds." The following chart describes how the name of each of the Funds will change effective March 1, 2002:

--------------------------------------- ----------------------------------------
CURRENT FUND NAME                       NEW FUND NAME

-------------------------------------- -----------------------------------------
Aetna Ascent Fund                      ING Ascent Fund
-------------------------------------- -----------------------------------------
Aetna Balanced Fund                    ING Balanced Fund
-------------------------------------- -----------------------------------------
Aetna Bond Fund                        ING Bond Fund
-------------------------------------- -----------------------------------------
Aetna Crossroads Fund                  ING Crossroads Fund
-------------------------------------- -----------------------------------------
Aetna Government Fund                  ING Government Fund
-------------------------------------- -----------------------------------------
Aetna Growth and Income                ING Growth and Income Fund
-------------------------------------- -----------------------------------------
Aetna Growth Fund                      ING Growth Fund
-------------------------------------- -----------------------------------------
Aetna Index Plus Large Cap Fund        ING Index Plus LargeCap Fund
-------------------------------------- -----------------------------------------
Aetna Index Plus Mid Cap Fund          ING Index Plus MidCap Fund
-------------------------------------- -----------------------------------------
Aetna Index Plus Small Cap Fund        ING Index Plus SmallCap Fund
-------------------------------------- -----------------------------------------
Aetna International Fund               ING International Growth Fund
-------------------------------------- -----------------------------------------
Aetna Legacy Fund                      ING Legacy Fund
-------------------------------------- -----------------------------------------
Aetna Money Market Fund                ING Aeltus Money Market Fund
-------------------------------------- -----------------------------------------
Aetna Small Company Fund               ING Small Company Fund
-------------------------------------- -----------------------------------------

-------------------------------------- -----------------------------------------
Aetna Technology Fund                  ING Technology Fund
-------------------------------------- -----------------------------------------
Aetna Value Opportunity Fund           ING Value Opportunity Fund
-------------------------------------- -----------------------------------------
Aetna Principal Protection Fund        ING Classic Principal Protection Fund
-------------------------------------- -----------------------------------------
Aetna Principal Protection Fund II     ING Classic Principal Protection Fund II
-------------------------------------- -----------------------------------------
Aetna Principal Protection Fund III    ING Classic Principal Protection Fund III
-------------------------------------- -----------------------------------------
Aetna Principal Protection Fund IV     ING Classic Principal Protection Fund IV
-------------------------------------- -----------------------------------------
Aetna Index Plus Protection Fund       ING Index Plus Protection Fund
-------------------------------------- -----------------------------------------

THE BOARD OF AETNA SERIES FUND, INC. IS SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 2001 HAVE PREVIOUSLY BEEN MAILED TO SHAREHOLDERS AND ARE AVAILABLE FREE OF CHARGE BY WRITING TO AELTUS INVESTMENT MANAGEMENT, INC., 10 STATE HOUSE SQUARE, HARTFORD, CONNECTICUT, 06103-3602, ATTN: WAYNE BALTZER (MAIL STOP SH13), OR BY CALLING 1-800-238-6263.

                             AETNA SERIES FUND, INC.

                                     CLASS O

                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE CLASS O PROSPECTUS DATED AUGUST 29, 2001.

In December 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to Aetna Series Fund, Inc. (the "Company," the series of which are referred to herein as the "Funds"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Board of Directors of the Company (the "Board") approved several measures proposed by ING to integrate the Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Board has called a meeting of shareholders of the Funds to be held on February 20, 2002. At this meeting, shareholders of the Funds will be asked to approve certain proposals in connection with the integration, as described below. SHAREHOLDERS WHO OWNED SHARES OF ANY OF THE FUNDS AS OF THE CLOSE OF BUSINESS ON DECEMBER 12, 2001 ARE ELIGIBLE TO VOTE ON THESE PROPOSALS, AND WILL RECEIVE A PROXY STATEMENT DISCUSSING THE PROPOSALS IN DETAIL. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

---------------------------------------- -------------------------------------- --------------------------------------
               PROPOSAL                             AFFECTED FUNDS                   EFFECTIVE DATE IF APPROVED

---------------------------------------- -------------------------------------- --------------------------------------
Approval of a new Investment             All Funds                              March 1, 2002
Management Agreement between each Fund
and ING Investments

---------------------------------------- -------------------------------------- --------------------------------------
Approval of new Sub-advisory             All Funds except Technology Fund       March 1, 2002
Agreements between ING Investments and
Aeltus

---------------------------------------- -------------------------------------- --------------------------------------
Approval of a new Sub-advisory           Technology Fund                        March 1, 2002
Agreement between ING Investments and
Elijah Asset Management, LLC ("Elijah")
---------------------------------------- -------------------------------------- --------------------------------------


If the proposals set forth above are approved by shareholders, effective March 1, 2002, ING Investments will become the investment advisor to the Funds, and Aeltus will become the investment sub-advisor to the Funds, except for Technology Fund, for which Elijah will remain the sub-advisor. These changes will generally not result in a change in the actual portfolio management personnel who manage your Fund. While Aeltus would become the sub-advisor rather than the advisor to the Funds (except Technology Fund), Aeltus will continue to have responsibility for day-to-day portfolio management of the Funds

(except Technology Fund) and Elijah will continue to have responsibility for the day-to-day management of Technology Fund.

The advisory fees paid by your Fund will not change. The annual advisory fees paid by each Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, each Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus or Elijah, as applicable, a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. The sub-advisory fee paid to Elijah will not change.

ING Investments would enter into expense limitation agreements that would limit the expenses of each of the Funds that are currently subject to expense limitation arrangements ("Subsidized Funds"). The expense limits under the new agreements would be at the same level as is now in effect.

The new expense limitation agreements would become effective on March 1, 2002, subject to shareholder approval of the proposals set forth above. ING Investments would be responsible for the cost of the ordinary expenses of the Subsidized Funds that exceed the expense limits, and would be entitled to receive any potential recoupment, as described below. ING Investments would waive its fees or assume other expenses so that the total annual ordinary operating expenses of the Subsidized Funds currently subject to expense limitation agreements do not exceed the present expense limitations, excluding interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the members of the Boards who are not "interested persons" of ING Investments or its affiliates, as defined in the Investment Company Act of 1940, as amended ("Independent Directors").

Under the proposed new expense limitation agreements, unlike those currently in place, extraordinary expenses and the expenses of counsel to the Independent Directors are not covered in the expenses that the advisor would bear if expenses exceed the prescribed limits. In addition, under the new expense limitation agreements, unlike those currently in place, each Fund will, within three years of any waiver or expense assumption by ING Investments, reimburse ING Investments for management fees waived and other expenses assumed, but only if, after such reimbursement, the Fund's expense ratio does not exceed the prescribed percentage limitation.

If any measure is not approved by shareholders, Aeltus may continue to serve as the investment advisor, or alternatively, ING Investments may nonetheless serve as investment advisor to that Fund at the lesser of the fees that would be paid under the proposed management agreement or ING Investment's cost to render services to the Fund, until such time as the Board determines an appropriate course of action.

ADDITIONAL PROPOSALS

At the meeting, shareholders will also be asked to approve the following proposals that are unrelated to the integration efforts. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

---------------------------------------------- ---------------------------------- ---------------------------------
                  PROPOSAL                              AFFECTED FUNDS               EFFECTIVE DATE IF APPROVED

---------------------------------------------- ---------------------------------- ---------------------------------
Approval of the modification of fundamental    International Fund                 March 1, 2002
investment objective

---------------------------------------------- ---------------------------------- ---------------------------------
Approval of Amended and Restated Articles of   All Funds                          March 1, 2002
Incorporation
---------------------------------------------- ---------------------------------- ---------------------------------


Shareholders of the International Fund are being asked to approve a modification to its investment objective to permit additional flexibility in managing the Fund's assets by enhancing the Fund's ability to invest in the securities of North American, non-U.S. companies. Because the Fund's investment objective is fundamental, shareholder approval is required to change it. If approved, effective March 1, 2002, the Fund's investment objective will read:

          "Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International will not target any given level of current income."

Additionally, the Board has approved changes to the investment policies of the International Fund. As a result, effective March 1, 2002 the principal investment strategy for the International Fund will be:

         "Under normal market conditions, International invests at least 65% of its total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock."

Shareholders are being asked to approve revisions to the Company's Articles of Incorporation to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus.

ADDITIONAL INTEGRATION RELATED MEASURES

The Board has also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

---------------------------------------- -------------------------------------- --------------------------------------
MEASURES APPROVED BY THE BOARD           AFFECTED FUNDS                         EFFECTIVE DATE

---------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Securities,       All Funds                              January 2, 2002
Inc. as the distributor of the Funds
(effective March 1, 2002, the name of
ING Pilgrim Securities, Inc. will
change to ING Funds Distributor, Inc.)

---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Group, LLC as     Bond Fund                              April 1, 2002
the administrator to the Funds

---------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Group, LLC as     All Funds except Bond Fund             May 1, 2002
the administrator to the Funds

---------------------------------------- -------------------------------------- --------------------------------------
Changing the custody and fund            Bond Fund                              April 1, 2002
accounting arrangements to integrate
the "back office" or operational
aspects of the ING Funds

---------------------------------------- -------------------------------------- --------------------------------------
Changing the custody and fund            All Funds except Bond Fund             May 1, 2002
accounting arrangements to integrate
the "back office" or operational
aspects of the ING Funds
---------------------------------------- -------------------------------------- --------------------------------------

THE BOARD IS SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 2001 HAVE PREVIOUSLY BEEN MAILED TO SHAREHOLDERS AND ARE AVAILABLE FREE OF CHARGE BY WRITING TO ING DIRECT SECURITIES, INC., P.O. BOX 15647, WILMINGTON, DE 19885-5647 OR BY CALLING 1-866-BUY-FUND (866-289-3863).

                             AETNA SERIES FUND, INC.

                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA SERIES FUND, INC. CLASS A, B AND C STATEMENT OF ADDITIONAL INFORMATION AND CLASS I STATEMENT OF ADDITIONAL INFORMATION, THE BROKERAGE CASH RESERVES STATEMENT OF ADDITIONAL INFORMATION, THE AETNA INDEX PLUS PROTECTION FUND STATEMENT OF ADDITIONAL INFORMATION, AND THE AETNA SMALL COMPANY FUND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MARCH 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH EACH STATEMENT OF ADDITIONAL INFORMATION AND THE SUPPLEMENTS DATED MAY 7, 2001 TO THE CLASS A, B, C AND I STATEMENTS OF ADDITIONAL INFORMATION, AND JULY 30, 2001 TO THE CLASS A, B, C AND I, BROKERAGE CASH RESERVES AND AETNA INDEX PLUS PROTECTION FUND STATEMENTS OF ADDITIONAL INFORMATION.

In December, 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to Aetna Series Fund, Inc. (the "Company," the series of which are referred to herein as the "Funds"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Board of Directors of the Company (the "Board") approved several measures proposed by ING to integrate the Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Board has called a meeting of shareholders of the Funds to be held on February 20, 2002. At this meeting, shareholders of the Funds will be asked to approve certain proposals in connection with the integration, as described below. Shareholders who owned shares of any of the Funds as of the close of business on December 12, 2001 are eligible to vote on these proposals, and will receive a proxy statement discussing the proposals in detail. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

---------------------------------- --------------------------- -----------------------------
PROPOSAL                           AFFECTED FUNDS              EFFECTIVE DATE IF APPROVED

---------------------------------- --------------------------- -----------------------------
Approval of a new Investment       All Funds                   March 1, 2002
Management Agreement between
each Fund and ING Investments

---------------------------------- --------------------------- -----------------------------
Approval of new Sub-advisory       All Funds except Aetna      March 1, 2002
Agreements between ING             Technology Fund
Investments and Aeltus

---------------------------------- --------------------------- -----------------------------
Approval of a new Sub-advisory     Aetna Technology Fund       March 1, 2002
Agreement between ING
Investments and Elijah Asset
Management, LLC ("Elijah")

---------------------------------- --------------------------- -----------------------------

If the proposals set forth above are approved by shareholders, effective March 1, 2002 ING Investments will become the investment advisor to the Funds, and Aeltus will become the investment sub-advisor to the Funds, except for Aetna Technology Fund, for which Elijah will remain the sub-advisor. These changes will generally not result in a change in the actual portfolio management personnel who manage your Fund. While Aeltus would become the sub-advisor rather than the advisor to the Funds (except Aetna Technology Fund), Aeltus will continue to have responsibility for day-to-day portfolio management of the Funds (except Aetna Technology Fund) and Elijah will continue to have responsibility for the day-to-day management of Aetna Technology Fund.

The advisory fees paid by your Fund will not change. The annual advisory fees paid by each Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, each Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus or Elijah, as applicable, a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. The sub-advisory fee paid to Elijah will not change. Aeltus will receive sub-advisory fees from ING Investments according to the following schedule:

-------------------------- ------------------ ---------------------------------
          FUND                 PROPOSED SUB-                 ASSETS
                              ADVISORY FEES*

-------------------------- ------------------ ---------------------------------
Aetna Ascent                    0.360%              on first $500 million
                                0.349%               on next $500 million
                                0.338%               on next $500 million
                                0.326%               on next $500 million
                                0.315%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Balanced                  0.360%              on first $500 million
                                0.338%               on next $500 million
                                0.315%                on next $1 billion
                                0.293%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Bond                      0.225%              on first $250 million
                                0.214%               on next $250 million
                                0.203%               on next $250 million
                                0.191%              on next $1.25 billion
                                0.180%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Brokerage Cash Reserves         0.090%               on first $1 billion
                                0.086%                on next $2 billion
                                0.081%                 over $3 billion

-------------------------- ------------------ ---------------------------------
Aetna Crossroads                0.360%              on first $500 million
                                0.349%               on next $500 million
                                0.338%               on next $500 million
                                0.326%               on next $500 million
                                0.315%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Government                0.225%              on first $250 million
                                0.214%               on next $250 million
                                0.203%               on next $250 million
                                0.191%              on next $1.25 billion
                                0.180%                 over $2 billion
-------------------------- ------------------ ---------------------------------

-------------------------- ------------------ ---------------------------------
          FUND                PROPOSED SUB-                ASSETS
                             ADVISORY FEES*

-------------------------- ------------------ ---------------------------------
Aetna Growth                    0.315%              on first $250 million
                                0.293%               on next $250 million
                                0.281%               on next $250 million
                                0.270%              on next $1.25 billion
                                0.248%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Growth and Income         0.315%              on first $250 million
                                0.293%               on next $250 million
                                0.281%               on next $250 million
                                0.270%              on next $1.25 billion
                                0.248%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Index Plus Large Cap      0.203%              on first $500 million
                                0.191%               on next $250 million
                                0.180%              on next $1.25 billion
                                0.169%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Index Plus Mid Cap        0.203%              on first $500 million
                                0.191%               on next $250 million
                                0.180%              on next $1.25 billion
                                0.169%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Index Plus Protection     0.293%                 Guarantee Period
                                0.203%           Index Plus Large Cap Period

-------------------------- ------------------ ---------------------------------
Aetna Index Plus Small Cap      0.203%              on first $500 million
                                0.191%               on next $250 million
                                0.180%              on next $1.25 billion
                                0.169%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna International             0.383%              on first $250 million
                                0.360%               on next $250 million
                                0.349%               on next $250 million
                                0.338%              on next $1.25 billion
                                0.315%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Legacy                    0.360%              on first $500 million
                                0.349%               on next $500 million
                                0.338%               on next $500 million
                                0.326%               on next $500 million
                                0.315%                 over $2 billion
-------------------------- ------------------ ---------------------------------
Aetna Money Market              0.180%              on first $500 million
                                0.158%               on next $500 million
                                0.153%                on next $1 billion
                                0.149%                on next $1 billion
                                0.135%                 over $3 billion
-------------------------- ------------------ ---------------------------------

-------------------------- ------------------ ---------------------------------
          FUND                PROPOSED SUB-                ASSETS
                             ADVISORY FEES*

-------------------------- ------------------ ---------------------------------
Aetna Principal                  0.293%                 Guarantee Period
Protection Fund
-------------------------- ------------------ ---------------------------------
Aetna Principal                  0.293%                 Guarantee Period
Protection Fund II

-------------------------- ------------------ ---------------------------------
Aetna Principal                  0.293%                 Guarantee Period
Protection Fund III

-------------------------- ---------------- -----------------------------------
Aetna Principal                  0.293%                 Guarantee Period
Protection Fund IV

-------------------------- ------------------ ---------------------------------
Aetna Small Company             0.383%              on first $250 million
                                0.360%               on next $250 million
                                0.349%               on next $250 million
                                0.338%              on next $1.25 billion
                                0.326%                 over $2 billion

-------------------------- ------------------ ---------------------------------
Aetna Value Opportunity         0.315%              on first $250 million
                                0.293%               on next $250 million
                                0.281%               on next $250 million
                                0.270%              on next $1.25 billion
                                0.248%                 over $2 billion

-------------------------- ------------------ ---------------------------------
*As a percentage of average daily net assets

ING Investments would enter into expense limitation agreements that would limit the expenses of each of the Funds that are currently subject to expense limitation arrangements ("Subsidized Funds"). The expense limits under the new agreements would be at the same level as is now in effect.

The new expense limitation agreements would become effective on March 1, 2002, subject to shareholder approval of the proposals set forth above. ING Investments would be responsible for the cost of the ordinary expenses of the Subsidized Funds that exceed the expense limits, and would be entitled to receive any potential recoupment, as described below. ING Investments would waive its fees or assume other expenses so that the total annual ordinary operating expenses of the Subsidized Funds currently subject to expense limitation agreements do not exceed the present expense limitations, excluding interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the members of the Boards who are not "interested persons" of ING Investments or its affiliates, as defined in the Investment Company Act of 1940, as amended ("Independent Directors").

Under the proposed new expense limitation agreements, unlike those currently in place, extraordinary expenses and the expenses of counsel to the Independent Directors are not covered in the expenses that the advisor would bear if expenses exceed the prescribed limits. In addition, under the new expense limitation agreements, unlike those currently in place, each Fund will, within three years of any waiver or expense assumption by ING Investments, reimburse ING Investments for management fees waived and other expenses assumed, but only if, after such reimbursement, the Fund's expense ratio does not exceed the prescribed percentage limitation.

If any measure is not approved by shareholders, Aeltus may continue to serve as the investment advisor, or alternatively, ING Investments may nonetheless serve as investment advisor to that Fund at the lesser of the fees that would be paid under the proposed management agreement or ING Investment's cost to render services to the Fund, until such time as the Board determines an appropriate course of action.

ADDITIONAL PROPOSALS

At the meeting, shareholders will also be asked to approve revisions to the Company's Articles of Incorporation to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus. If the proposal is approved by shareholders, the proposal will be implemented on March 1, 2002.

ADDITIONAL INTEGRATION RELATED MEASURES

The Board has also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

---------------------------------------- -------------------------------------- -------------------
MEASURES APPROVED BY                     AFFECTED FUNDS                         EFFECTIVE DATE
THE BOARD
---------------------------------------- -------------------------------------- -------------------
Appointing ING Pilgrim
Securities, Inc. as the distributor      All Funds                              January 2, 2002
of the Funds (effective March 1,
2002, the name of ING Pilgrim
Securities, Inc. will change to
ING Funds Distributor, Inc.)
---------------------------------------- -------------------------------------- -------------------
Appointing ING Pilgrim Group,            Aetna Bond Fund, Aetna Government      April 1, 2002
LLC ("IPG") as the administrator         Fund and Aetna Money Market Fund
to the Funds

---------------------------------------- -------------------------------------- -------------------
Appointing IPG as the                    All Funds except Aetna Bond Fund,      May 1, 2002
administrator to the Funds               Aetna Government Fund and Aetna
                                         Money Market Fund

---------------------------------------- -------------------------------------- -------------------
Changing the custody and fund            Aetna Bond Fund, Aetna                 April 1, 2002
accounting arrangements to               Government Fund and Aetna
integrate  the "back office" or          Money Market Fund
operational aspects of the Aetna
Funds and the Pilgrim Funds

---------------------------------------- -------------------------------------- -------------------
Changing the custody and fund            All Funds except Aetna Bond            May 1, 2002
accounting arrangements to               Fund, Aetna Government Fund
integrate the "back office" or           and Aetna Money Market Fund
operational aspects of the Aetna
Funds and the Pilgrim Funds

---------------------------------------- -------------------------------------- -------------------
Increasing the contingent                All Funds offering Class A             March 1, 2002
deferred sales charge ("CDSC")           shares
for Class A share purchases of at
least $1 million but less than $2.5
million in the second year after
purchase from 0.50% to 1.00%

---------------------------------------- -------------------------------------- -------------------




---------------------------------------- -------------------------------------- -------------------
Decreasing the duration of the           All Funds offering Class A             March 1, 2002
CDSC on Class A share                    shares
purchases of $2.5 million or
more from 2 years to 1 year
---------------------------------------- -------------------------------------- -------------------
Decreasing the duration of the           All Funds offering Class C shares      March 1, 2002
CDSC on Class C share
purchases from 1.5 years to 1
year
---------------------------------------- -------------------------------------- -------------------
Expanding the exchange                   All Funds                              March 4, 2002
privileges of the Funds
---------------------------------------- -------------------------------------- -------------------

The changes to the CDSC schedules described above apply to shares purchased after March 1, 2002. Shares purchased prior to March 1, 2002 are subject to the current CDSC schedules described in the prospectus.

EXPANDED EXCHANGE PRIVILEGES

Additionally, as of March 4, 2002 shareholders of the Funds may exchange shares of their Fund for shares of the same class of any other registered investment company ("fund") advised by ING Investments (all such funds are referred to herein as the "ING Funds") (except for Lexington Money Market Trust and ING Corporate Leaders Trust Fund) without paying any additional sales charge, except that Class A shares of the Aetna Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. Shareholders should carefully review the prospectus of the ING Fund they intend to exchange into before exchanging their shares. Shareholders may obtain a copy of any ING Fund prospectus by calling
(800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency, however, the ING Funds are intended for long-term investment and not as a short-term trading vehicle. ING Investments may prohibit excessive exchanges (more than four per year). ING Investments also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

In addition to providing investment advisory services, Aeltus also currently provides administrative services to the Funds pursuant to administrative agreements ("Current Administrative Agreements"). On December 12, 2001 the Board, after giving due consideration to the benefits of combining the fund families, voted to approve a new administration agreement between each Fund and IPG ("New Administration Agreements").

The administrative services to be provided by IPG under the New Administration Agreements are substantially similar in all material respects to the administrative services provided by Aeltus pursuant to the Current Administrative Agreements, except that the administrator would be IPG and as explained below. In particular, the New Administration Agreements would require IPG to provide the following services, among others: (1) coordinate matters relating to the operation of the Funds between the various entities providing services for the Funds; (2) implement management and shareholder services designed to enhance the value or convenience of a Fund as an investment vehicle;
(3) respond to inquiries from shareholders concerning, among other things, account information; (4) provide the Board with the necessary information for its meetings; and (5) prepare regulatory filings and financial reporting documents.

Each New Administration Agreement provides that it may be terminated by the Fund at any time, by a majority of the Board on 60 days' written notice to IPG, or by IPG, at any time, upon 60 days' written notice to the Fund. Moreover, the New Administration Agreements provide that IPG is liable for damages, expenses, or losses incurred in connection with, any act or omission by reason of willful misfeasance, bad faith or negligence.

There are, however, some important differences between the New Administration Agreements and the Current Administrative Agreements. Most notably, under the Current Administrative Agreements, Aeltus, on behalf of the Funds, performs certain fund accounting services and is reimbursed by the Funds for the costs of performing them. The New Administration Agreements do not provide for fund accounting services. Instead, fund accounting services would be performed under separate agreements. In this regard, the Board approved new agreements with State Street Bank and Trust Company ("State Street") for fund accounting and reduced the fee payable to IPG so that the rate of administrative fees will not increase. State Street will also provide custodial services. Shareholders are not being asked to vote on these agreements. In addition, Aeltus currently is entitled to receive an annual fee from each Fund of 0.075% of the average daily net assets up to $5 billion and 0.05% over $5 billion. The New Administration Agreements will entitle IPG to receive from each Fund a fee of 0.055% of the average daily net assets up to $5 billion and 0.03% over $5 billion, a reduction of 0.02%.

Effective April 1, 2002, State Street will serve as custodian to all Funds except Aetna International Fund. Brown Brothers Harriman & Company will continue to serve as custodian for Aetna International Fund.

The Board has also approved changes to the fiscal year end of each of the Funds. As of March 1, 2002, the fiscal year end for each of the Funds except Aetna Bond Fund, Aetna Government Fund and Aetna Money Market Fund will be May 31. The fiscal year end for Aetna Bond Fund, Aetna Government Fund and Aetna Money Market Fund will be March 31.

The Board has appointed additional officers of the Funds, to hold such office until the next annual meeting of the Board or until a successor has been duly appointed and qualified. Effective March 1, 2002, the executive officers of the Funds will include:

------------------------------- ------------------ ----------------------------------------------------------------------
NAME, ADDRESS AND AGE           POSITION(S) HELD   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                WITH FUND
------------------------------- ------------------ ----------------------------------------------------------------------
James M. Hennessy               Chief              President and Chief Executive Officer of each of the Pilgrim
7337 E. Doubletree              Executive          Funds (since February 2001); Chief Operating Officer of each
Ranch Road                      Officer and        of the Pilgrim Funds (since July 2000); Director, President and
Scottsdale, Arizona  85258      Chief              Chief Operating Officer of ING Pilgrim Group, LLC, ING
Age 52                          Operating          Pilgrim Investments, LLC, ING Pilgrim Capital Corporation,
                                Officer            LLC. Director of ING Pilgrim Securities, Inc.  Mr. Hennessy
                                                   has held various other executive positions with ING Pilgrim and the Pilgrim Funds for more than the last 5 years.
------------------------------- ------------------ ----------------------------------------------------------------------
Stanley D. Vyner                Executive Vice     Executive Vice President of most of the Pilgrim Funds (since
7337 E. Doubletree              President and      July 1996).  Formerly, President and Chief Executive Officer
Ranch Road                      Chief              of ING Pilgrim (August 1996 - August 2000).
Scottsdale, Arizona  85258      Investment
Age 51                          Officer -
                                International
                                Equities.
------------------------------- ------------------ ----------------------------------------------------------------------

------------------------------- ------------------ ----------------------------------------------------------------------
NAME, ADDRESS AND AGE           POSITION(S) HELD   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                WITH FUND
------------------------------- ------------------ ----------------------------------------------------------------------
Michael J. Roland               Senior Vice        Senior Vice President and Chief Financial Officer, ING Pilgrim
7337 E. Doubletree              President and      Group, LLC, ING Pilgrim and ING Pilgrim Securities, Inc.
Ranch Road                      Principal          (since June 1998); Senior Vice President and Principal
Scottsdale, Arizona  85258      Financial          Financial Officer of most of the Pilgrim Funds. He served
Age 43                          Officer            in same capacity from January 1995-April 1997. Formerly,
                                                   Chief Financial Officer of Endeavor Group (April 1997 to June
                                                   1998).
------------------------------- ------------------ ----------------------------------------------------------------------
Robert S. Naka                  Senior Vice        Senior Vice President, ING Pilgrim (since November 1999)
7337 E. Doubletree              President and      and ING Pilgrim Group, LLC (since August 1999); Senior Vice
Ranch Road                      Assistant          President and Assistant Secretary of each of the other Pilgrim
Scottsdale, Arizona  85258      Secretary          Funds. Formerly Vice President, ING Pilgrim Investments,
Age 38                                             Inc. (April 1997 - October 1999), ING Pilgrim Group,
                                                   Inc. (February 1997 - August 1999) and Assistant Vice President,
                                                   ING Pilgrim Group, Inc. (August 1995 - February 1997).
------------------------------- ------------------ ----------------------------------------------------------------------
Robin L. Ichilov                Vice President     Vice President, ING Pilgrim (since August 1997); Accounting
7337 E. Doubletree              and Treasurer      Manager (since November 1995); Vice President and Treasurer
Ranch Road                                         of most of the Pilgrim Funds.
Scottsdale, Arizona  85258
Age 44

------------------------------- ------------------ ----------------------------------------------------------------------
Kimberly A. Anderson            Vice President     Vice President of ING Pilgrim Group, LLC (since January
7337 E. Doubletree              and Secretary      2001) and Vice President and Secretary of each of the Pilgrim
Ranch Road                                         Funds (since February 2001). Formerly Assistant Vice
Scottsdale, Arizona  85258                         President and Assistant Secretary of each of the Pilgrim Funds
Age 37                                             (August 1999 - February 2001) and Assistant Vice President of
                                                   ING Pilgrim Group, Inc. (November 1999 - January 2001).
                                                   Ms. Anderson has held various other positions with ING
                                                   Pilgrim Group, Inc. for more than the last five years.
------------------------------- ------------------ ----------------------------------------------------------------------

As of March 1, 2002, the Aetna Funds and the Pilgrim Funds will be called "ING Funds." The following chart describes how the name of each of the Funds will change effective March 1, 2002:

----------------------------------------------- ----------------------------------------------
CURRENT FUND NAME                               NEW FUND NAME

----------------------------------------------- ----------------------------------------------
Aetna Ascent Fund                               ING Ascent Fund
----------------------------------------------- ----------------------------------------------
Aetna Balanced Fund                             ING Balanced Fund
----------------------------------------------- ----------------------------------------------
Aetna Bond Fund                                 ING Bond Fund
----------------------------------------------- ----------------------------------------------
Aetna Crossroads Fund                           ING Crossroads Fund
----------------------------------------------- ----------------------------------------------
Aetna Government Fund                           ING Government Fund
----------------------------------------------- ----------------------------------------------
Aetna Growth and Income                         ING Growth and Income Fund
----------------------------------------------- ----------------------------------------------
Aetna Growth Fund                               ING Growth Fund
----------------------------------------------- ----------------------------------------------
Aetna Index Plus Large Cap Fund                 ING Index Plus LargeCap Fund
----------------------------------------------- ----------------------------------------------
Aetna Index Plus Mid Cap Fund                   ING Index Plus MidCap Fund
----------------------------------------------- ----------------------------------------------
Aetna Index Plus Small Cap Fund                 ING Index Plus SmallCap Fund
----------------------------------------------- ----------------------------------------------
Aetna International Fund                        ING International Growth Fund
----------------------------------------------- ----------------------------------------------
Aetna Legacy Fund                               ING Legacy Fund
----------------------------------------------- ----------------------------------------------
Aetna Money Market Fund                         ING Aeltus Money Market Fund
----------------------------------------------- ----------------------------------------------


----------------------------------------------------------------------------------------------
Aetna Small Company Fund                        ING Small Company Fund
----------------------------------------------- ----------------------------------------------
Aetna Technology Fund                           ING Technology Fund
----------------------------------------------- ----------------------------------------------
Aetna Value Opportunity Fund                    ING Value Opportunity Fund
----------------------------------------------- ----------------------------------------------
Aetna Principal Protection Fund                 ING Classic Principal Protection Fund
----------------------------------------------- ----------------------------------------------
Aetna Principal Protection Fund II              ING Classic Principal Protection Fund II
----------------------------------------------- ----------------------------------------------
Aetna Principal Protection Fund III             ING Classic Principal Protection Fund III
----------------------------------------------- ----------------------------------------------
Aetna Principal Protection Fund IV              ING Classic Principal Protection Fund IV
----------------------------------------------- ----------------------------------------------
Aetna Index Plus Protection Fund                ING Index Plus Protection Fund
----------------------------------------------- ----------------------------------------------

THE BOARD OF AETNA SERIES FUND, INC. IS SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 2001 HAVE PREVIOUSLY BEEN MAILED TO SHAREHOLDERS AND ARE AVAILABLE FREE OF CHARGE BY WRITING TO AELTUS INVESTMENT MANAGEMENT, INC., 10 STATE HOUSE SQUARE, HARTFORD, CONNECTICUT, 06103-3602, ATTN: WAYNE BALTZER (MAIL STOP SH13), OR BY CALLING 1-800-238-6263.

P525                                                                January 2002

                             AETNA SERIES FUND, INC.

                                     CLASS O

                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA SERIES FUND, INC. CLASS O STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2001.

In December, 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to Aetna Series Fund, Inc. (the "Company," the series of which are referred to herein as the "Funds"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Board of Directors of the Company (the "Board") approved several measures proposed by ING to integrate the Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Board has called a meeting of shareholders of the Funds to be held on February 20, 2002. At this meeting, shareholders of the Funds will be asked to approve certain proposals in connection with the integration, as described below. Shareholders who owned shares of any of the Funds as of the close of business on December 12, 2001 are eligible to vote on these proposals, and will receive a proxy statement discussing the proposals in detail. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

----------------------------------- --------------------------- -----------------------------
PROPOSAL                            AFFECTED FUNDS              EFFECTIVE DATE IF APPROVED

----------------------------------- --------------------------- -----------------------------
Approval of a new Investment        All Funds                   March 1, 2002
Management Agreement between
each Fund and ING Investments

----------------------------------- --------------------------- -----------------------------
Approval of new Sub-advisory        All Funds except Aetna      March 1, 2002
Agreements between ING              Technology Fund
Investments and Aeltus

----------------------------------- --------------------------- -----------------------------
Approval of a new Sub-advisory      Aetna Technology Fund       March 1, 2002
Agreement between ING
Investments and Elijah Asset
Management, LLC ("Elijah")
----------------------------------- --------------------------- -----------------------------

If the proposals set forth above are approved by shareholders, effective March 1, 2002 ING Investments will become the investment advisor to the Funds, and Aeltus will become the investment sub-advisor to the Funds, except for Aetna Technology Fund, for which Elijah will remain the sub-advisor. These changes will generally not result in a change in the actual portfolio management personnel who manage your Fund. While Aeltus would become the sub-advisor rather than the advisor to the Funds (except Aetna Technology Fund), Aeltus will continue to have responsibility for day-to-day portfolio management of the Funds (except Aetna Technology Fund) and Elijah will continue to have responsibility for the day-to-day management of Aetna Technology Fund.

The advisory fees paid by your Fund will not change. The annual advisory fees paid by each Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, each Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus or Elijah, as applicable, a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. The sub-advisory fee paid to Elijah will not change. Aeltus will receive sub-advisory fees from ING Investments according to the following schedule:

-------------------------------- ------------------ ----------------------------
             FUND                    PROPOSED SUB-               ASSETS
                                    ADVISORY FEES*

-------------------------------- ------------------ ----------------------------
Aetna Ascent                          0.360%              on first $500 million
                                      0.349%               on next $500 million
                                      0.338%               on next $500 million
                                      0.326%               on next $500 million
                                      0.315%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Balanced                        0.360%              on first $500 million
                                      0.338%               on next $500 million
                                      0.315%                on next $1 billion
                                      0.293%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Bond                            0.225%              on first $250 million
                                      0.214%               on next $250 million
                                      0.203%               on next $250 million
                                      0.191%              on next $1.25 billion
                                      0.180%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Brokerage Cash Reserves               0.090%               on first $1 billion
                                      0.086%                on next $2 billion
                                      0.081%                 over $3 billion

-------------------------------- ------------------ ----------------------------
Aetna Crossroads                      0.360%              on first $500 million
                                      0.349%               on next $500 million
                                      0.338%               on next $500 million
                                      0.326%               on next $500 million
                                      0.315%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Government                      0.225%              on first $250 million
                                      0.214%               on next $250 million
                                      0.203%               on next $250 million
                                      0.191%              on next $1.25 billion
                                      0.180%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Growth                          0.315%              on first $250 million
                                      0.293%               on next $250 million
                                      0.281%               on next $250 million
                                      0.270%              on next $1.25 billion
                                      0.248%                 over $2 billion

-------------------------------- ------------------ ----------------------------

-------------------------------- ------------------ ----------------------------
             FUND                   PROPOSED SUB-                  ASSETS
                                   ADVISORY FEES*

-------------------------------- ------------------ ----------------------------
Aetna Growth and Income               0.315%              on first $250 million
                                      0.293%               on next $250 million
                                      0.281%               on next $250 million
                                      0.270%              on next $1.25 billion
                                      0.248%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Index Plus Large Cap            0.203%              on first $500 million
                                      0.191%               on next $250 million
                                      0.180%              on next $1.25 billion
                                      0.169%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Index Plus Mid Cap              0.203%              on first $500 million
                                      0.191%               on next $250 million
                                      0.180%              on next $1.25 billion
                                      0.169%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Index Plus Protection           0.293%               Guarantee Period
                                      0.203%         Index Plus Large Cap Period

-------------------------------- ------------------ ----------------------------
Aetna Index Plus Small Cap            0.203%              on first $500 million
                                      0.191%               on next $250 million
                                      0.180%              on next $1.25 billion
                                      0.169%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna International                   0.383%              on first $250 million
                                      0.360%               on next $250 million
                                      0.349%               on next $250 million
                                      0.338%              on next $1.25 billion
                                      0.315%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Legacy                          0.360%              on first $500 million
                                      0.349%               on next $500 million
                                      0.338%               on next $500 million
                                      0.326%               on next $500 million
                                      0.315%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Money Market                    0.180%              on first $500 million
                                      0.158%               on next $500 million
                                      0.153%                on next $1 billion
                                      0.149%                on next $1 billion
                                      0.135%                 over $3 billion

-------------------------------- ------------------ ----------------------------
Aetna Principal Protection Fund       0.293%                 Guarantee Period

-------------------------------- ------------------ ----------------------------
Aetna Principal Protection            0.293%                 Guarantee Period
Fund II

-------------------------------- ------------------ ----------------------------

-------------------------------- ------------------ ----------------------------
             FUND                   PROPOSED SUB-                ASSETS
                                   ADVISORY FEES*

-------------------------------- ------------------ ----------------------------
Aetna Principal Protection            0.293%                 Guarantee Period
Fund III

-------------------------------- ------------------ ----------------------------
Aetna Principal Protection            0.293%                 Guarantee Period
Fund IV

-------------------------------- ------------------ ----------------------------
Aetna Small Company                   0.383%              on first $250 million
                                      0.360%               on next $250 million
                                      0.349%               on next $250 million
                                      0.338%              on next $1.25 billion
                                      0.326%                 over $2 billion

-------------------------------- ------------------ ----------------------------
Aetna Value Opportunity               0.315%              on first $250 million
                                      0.293%               on next $250 million
                                      0.281%               on next $250 million
                                      0.270%              on next $1.25 billion
                                      0.248%                 over $2 billion

-------------------------------- ------------------ ----------------------------
*As a percentage of average daily net assets

ING Investments would enter into expense limitation agreements that would limit the expenses of each of the Funds that are currently subject to expense limitation arrangements ("Subsidized Funds"). The expense limits under the new agreements would be at the same level as is now in effect.

The new expense limitation agreements would become effective on March 1, 2002, subject to shareholder approval of the proposals set forth above. ING Investments would be responsible for the cost of the ordinary expenses of the Subsidized Funds that exceed the expense limits, and would be entitled to receive any potential recoupment, as described below. ING Investments would waive its fees or assume other expenses so that the total annual ordinary operating expenses of the Subsidized Funds currently subject to expense limitation agreements do not exceed the present expense limitations, excluding interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the members of the Boards who are not "interested persons" of ING Investments or its affiliates, as defined in the Investment Company Act of 1940, as amended ("Independent Directors").

Under the proposed new expense limitation agreements, unlike those currently in place, extraordinary expenses and the expenses of counsel to the Independent Directors are not covered in the expenses that the advisor would bear if expenses exceed the prescribed limits. In addition, under the new expense limitation agreements, unlike those currently in place, each Fund will, within three years of any waiver or expense assumption by ING Investments, reimburse ING Investments for management fees waived and other expenses assumed, but only if, after such reimbursement, the Fund's expense ratio does not exceed the prescribed percentage limitation.

If any measure is not approved by shareholders, Aeltus may continue to serve as the investment advisor, or alternatively, ING Investments may nonetheless serve as investment advisor to that Fund at the lesser of the fees that would be paid under the proposed management agreement or ING Investment's cost to render services to the Fund, until such time as the Board determines an appropriate course of action.

ADDITIONAL PROPOSALS

At the meeting, shareholders will also be asked to approve revisions to the Company's Articles of Incorporation to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus. If the proposal is approved by shareholders, the proposal will be implemented on March 1, 2002.

ADDITIONAL INTEGRATION RELATED MEASURES

The Board has also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

---------------------------------------- -------------------------------------- --------------------
MEASURES APPROVED BY THE BOARD           AFFECTED FUNDS                         EFFECTIVE DATE

---------------------------------------- -------------------------------------- --------------------
Appointing ING Pilgrim                   All Funds                              January 2, 2002
Securities, Inc. as the distributor
of the Funds (effective March 1,
2002, the name of ING Pilgrim
Securities, Inc. will change to
ING Funds Distributor, Inc.)

---------------------------------------- -------------------------------------- --------------------
Appointing ING Pilgrim Group,            Aetna Bond Fund, Aetna                 April 1, 2002
LLC ("IPG") as the administrator         Government Fund and Aetna
to the Funds                             Money Market Fund

---------------------------------------- -------------------------------------- --------------------
Appointing IPG as the                    All Funds except Aetna Bond            May 1, 2002
administrator to the Funds               Fund, Aetna Government Fund
                                         and Aetna Money Market Fund

---------------------------------------- -------------------------------------- --------------------
Changing the custody and fund            Aetna Bond Fund, Aetna                 April 1, 2002
accounting arrangements to               Government Fund and Aetna
integrate the "back office" or           Money Market Fund
operational aspects of the Aetna
Funds and the Pilgrim Funds

---------------------------------------- -------------------------------------- --------------------
Changing the custody and fund            All Funds except Aetna Bond Fund,      May 1, 2002
accounting arrangements to               Aetna Government Fund and Aetna
integrate the "back office" or           Money Market Fund
operational aspects of the Aetna
Funds and the Pilgrim Funds

---------------------------------------- -------------------------------------- ---------------------
Increasing the contingent                All Funds offering Class A             March 1, 2002
deferred sales charge ("CDSC")           shares
for Class A share purchases of at
least $1 million but less than $2.5
million in the second year after
purchase from 0.50% to 1.00%

---------------------------------------- -------------------------------------- ---------------------

---------------------------------------- -------------------------------------- --------------------
MEASURES APPROVED BY THE BOARD           AFFECTED FUNDS                         EFFECTIVE DATE

---------------------------------------- -------------------------------------- --------------------
Decreasing the duration of the           All Funds offering Class A             March 1, 2002
CDSC on Class A share                    shares
purchases of $2.5 million or
more from 2 years to 1 year
---------------------------------------- -------------------------------------- ---------------------
Decreasing the duration of the           All Funds offering Class C shares      March 1, 2002
CDSC on Class C share
purchases from 1.5 years to 1
year

---------------------------------------- -------------------------------------- ---------------------

The changes to the CDSC schedules described above apply to shares purchased after March 1, 2002. Shares purchased prior to March 1, 2002 are subject to the current CDSC schedules described in the prospectus.

In addition to providing investment advisory services, Aeltus also currently provides administrative services to the Funds pursuant to administrative agreements ("Current Administrative Agreements"). On December 12, 2001 the Board, after giving due consideration to the benefits of combining the fund families, voted to approve a new administration agreement between each Fund and IPG ("New Administration Agreements").

The administrative services to be provided by IPG under the New Administration Agreements are substantially similar in all material respects to the administrative services provided by Aeltus pursuant to the Current Administrative Agreements, except that the administrator would be IPG and as explained below. In particular, the New Administration Agreements would require IPG to provide the following services, among others: (1) coordinate matters relating to the operation of the Funds between the various entities providing services for the Funds; (2) implement management and shareholder services designed to enhance the value or convenience of a Fund as an investment vehicle;
(3) respond to inquiries from shareholders concerning, among other things, account information; (4) provide the Board with the necessary information for its meetings; and (5) prepare regulatory filings and financial reporting documents.

Each New Administration Agreement provides that it may be terminated by the Fund at any time, by a majority of the Board on 60 days' written notice to IPG, or by IPG, at any time, upon 60 days' written notice to the Fund. Moreover, the New Administration Agreements provide that IPG is liable for damages, expenses, or losses incurred in connection with, any act or omission by reason of willful misfeasance, bad faith or negligence.

There are, however, some important differences between the New Administration Agreements and the Current Administrative Agreements. Most notably, under the Current Administrative Agreements, Aeltus, on behalf of the Funds, performs certain fund accounting services and is reimbursed by the Funds for the costs of performing them. The New Administration Agreements do not provide for fund accounting services. Instead, fund accounting services would be performed under separate agreements. In this regard, the Board approved new agreements with State Street Bank and Trust Company ("State Street") for fund accounting and reduced the fee payable to IPG so that the rate of administrative fees will not increase. State Street will also provide custodial services. Shareholders are not being asked to vote on these agreements. In addition, Aeltus currently is entitled to receive an annual fee from each Fund of 0.075% of the average daily net assets up to $5 billion and 0.05% over $5 billion. The New Administration Agreements will entitle IPG to receive from each Fund a fee of 0.055% of the average daily net assets up to $5 billion and 0.03% over $5 billion, a reduction of 0.02%.

Effective April 1, 2002, State Street will serve as custodian to all Funds except Aetna International Fund. Brown Brothers Harriman & Company will continue to serve as custodian for Aetna International Fund.

The Board has also approved changes to the fiscal year end of each of the Funds. As of March 1, 2002, the fiscal year end for each of the Funds except Aetna Bond Fund, Aetna Government Fund and Aetna Money Market Fund will be May 31. The fiscal year end for Aetna Bond Fund, Aetna Government Fund and Aetna Money Market Fund will be March 31.

The Board has appointed additional officers of the Funds, to hold such office until the next annual meeting of the Board or until a successor has been duly appointed and qualified. Effective March 1, 2002, the executive officers of the Funds will include:

------------------------------- ------------------ ----------------------------------------------------------------------
NAME, ADDRESS AND AGE           POSITION(S) HELD   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                WITH FUND

------------------------------- ------------------ ----------------------------------------------------------------------
James M. Hennessy               Chief              President and Chief Executive Officer of each of the Pilgrim
7337 E. Doubletree              Executive          Funds (since February 2001); Chief Operating Officer of each
Ranch Road                      Officer and        of the Pilgrim Funds (since July 2000); Director, President and
Scottsdale, Arizona  85258      Chief              Chief Operating Officer of ING Pilgrim Group, LLC, ING
Age 52                          Operating          Pilgrim Investments, LLC, ING Pilgrim Capital Corporation,
                                Officer            LLC.  Director of ING Pilgrim Securities, Inc.  Mr. Hennessy
                                                   has held various other executive positions with ING Pilgrim and the Pilgrim Funds for more than the last 5 years.

------------------------------- ------------------ ----------------------------------------------------------------------
Stanley D. Vyner                Executive Vice     Executive Vice President of most of the Pilgrim Funds (since
7337 E. Doubletree              President and      July 1996). Formerly, President and Chief Executive Officer of
Ranch Road                      Chief              ING Pilgrim (August 1996 - August 2000).
Scottsdale, Arizona  85258      Investment
Age 51                          Officer -
                                International
                                Equities.

------------------------------- ------------------ ----------------------------------------------------------------------
Michael J. Roland               Senior Vice        Senior Vice President and Chief Financial Officer, ING Pilgrim
7337 E. Doubletree              President and      Group, LLC, ING Pilgrim and ING Pilgrim Securities, Inc.
Ranch Road                      Principal          (since June 1998); Senior Vice President and Principal
Scottsdale, Arizona  85258      Financial          Financial Officer of most of the Pilgrim Funds. He served in
Age 43                          Officer            same capacity from January 1995 - April 1997.  Formerly,
                                                   Chief Financial Officer of Endeavor Group (April 1997 to June
                                                   1998).

------------------------------- ------------------ ----------------------------------------------------------------------
Robert S. Naka                  Senior Vice        Senior Vice President, ING Pilgrim (since November 1999) and ING
7337 E. Doubletree              President and      Pilgrim Group, LLC (since August 1999); Senior Vice President and
Ranch Road                      Assistant          Assistant Secretary of each of the other Pilgrim Funds.   Formerly
Scottsdale, Arizona  85258      Secretary          Vice President, ING Pilgrim Investments, Inc. (April 1997 - October
Age 38                                             1999), ING Pilgrim Group, Inc. (February 1997 - August 1999) and
                                                   Assistant Vice President, ING Pilgrim Group, Inc. (August 1995 -
                                                   February 1997).

------------------------------- ------------------ ----------------------------------------------------------------------

------------------------------- ------------------ ----------------------------------------------------------------------
NAME, ADDRESS AND AGE           POSITION(S) HELD   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                WITH FUND

------------------------------- ------------------ ----------------------------------------------------------------------
Robin L. Ichilov                Vice President     Vice President, ING Pilgrim (since August 1997); Accounting
7337 E. Doubletree              and Treasurer      Manager (since November 1995); Vice President and Treasurer
Ranch Road                                         of most of the Pilgrim Funds.
Scottsdale, Arizona  85258
Age 44

------------------------------- ------------------ ----------------------------------------------------------------------
Kimberly A. Anderson            Vice President     Vice President of ING Pilgrim Group, LLC (since January
7337 E. Doubletree              and Secretary      2001) and Vice President and Secretary of each of the Pilgrim
Ranch Road                                         Funds (since February 2001). Formerly Assistant Vice
Scottsdale, Arizona  85258                         President and Assistant Secretary of each of the Pilgrim Funds
Age 37                                             (August 1999 - February 2001) and Assistant Vice President of
                                                   ING Pilgrim Group, Inc. (November 1999 - January 2001).
                                                   Ms. Anderson has held various other positions with ING
                                                   Pilgrim Group, Inc. for more than the last five years.

------------------------------- ------------------ ----------------------------------------------------------------------

THE BOARD OF AETNA SERIES FUND, INC. IS SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 2001 HAVE PREVIOUSLY BEEN MAILED TO SHAREHOLDERS AND ARE AVAILABLE FREE OF CHARGE BY WRITING TO AELTUS INVESTMENT MANAGEMENT, INC., 10 STATE HOUSE SQUARE, HARTFORD, CONNECTICUT, 06103-3602, ATTN: WAYNE BALTZER (MAIL STOP SH13), OR BY CALLING 1-800-238-6263.

P526                                                                January 2002